UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Imprint Payments, Inc.
(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported)	February 13, 2026

Commission File Number of securitizer:	025-07949

Central Index Key Number of securitizer:	0001839975

Colin Groshong, Chief Capital Officer, (415) 203-0139
Name and telephone number, including area code, of the person to contact in connection with this filing.

 Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

 Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

 Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART I - REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Imprint Payments, Inc. has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2025.1

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

1 Imprint Payments, Inc., as securitizer, is filing this Form ABS-15G in respect of asset-backed securities issued by Imprint Payments Credit Card Master Trust (the “Trust”) and outstanding during the reporting period.  Since the initial issuance of securities by the Trust on January 11, 2024, there has been no activity that would be required to be reported under Item 1.02 of Form ABS-15G pursuant to Rule 15Ga-1 under the Exchange Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 13, 2026

IMPRINT PAYMENTS, INC.
(Securitizer)

	By:	/s/ Colin Groshong
	Name:	Colin Groshong
	Title:	Chief Capital Officer
(Senior officer in charge of securitization)